Summary of Significant Accounting Policies (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies and Basis of Presentation
Schedule of basic and diluted net income (loss) per common share

	For The Period From
	June 4, 2020 (inception)
	through
	December 31,2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(11,692,991)	$(4,441,524)

Denominator:
Basic and diluted weighted average common shares outstanding	13,163,265	5,000,000

Basic and diluted net loss per common share	$(0.89)	$(0.89)

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(37,847,531)	$(9,461,883)	$(56,342,537)	$(14,085,634)

Denominator:
Basic and diluted weighted average common shares outstanding	20,000,000	5,000,000	20,000,000	5,000,000

Basic and diluted net loss per common share	$(1.89)	$(1.89)	$(2.82)	$(2.82)

	For the Three Months Ended September 30, 2020		For The Period From June 4, 2020 (inception) through September 30, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(161,989)	$(100,696)	$(164,968)	$(115,924)

Denominator:
Basic and diluted weighted average common shares outstanding	8,043,478	5,000,000	7,115,385	5,000,000

Basic and diluted net loss per common share	$(0.02)	$(0.02)	$(0.02)	$(0.02)